Fidelity Government Money Market Fund
Fund Summary Fund: Fidelity® Government Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Government Money Market Fund Class: Fidelity Government Money Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Government Money Market Fund Class: Fidelity Government Money Market Fund
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.42%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Government Money Market Fund Class: Fidelity Government Money Market Fund
1 year	43
3 years	135
5 years	235
10 years	530

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.38%	March 31, 2001
Lowest Quarter Return	0.00%	March 31, 2010
Year-to-Date Return	0.00%	March 31, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Money Market Fund Class: Fidelity Government Money Market Fund	0.01%	2.43%	2.25%

Fidelity Money Market Fund
Fund Summary Fund: Fidelity® Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Money Market Fund Class: Fidelity Money Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Money Market Fund Class: Fidelity Money Market Fund
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.42%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Money Market Fund Class: Fidelity Money Market Fund
1 year	43
3 years	135
5 years	235
10 years	530

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.41%	March 31, 2001
Lowest Quarter Return	none	June 30, 2010
Year-to-Date Return	0.00%	March 31, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity Money Market Fund Class: Fidelity Money Market Fund	0.03%	2.67%	2.39%

Fidelity U.S. Treasury Money Market Fund
Fund Summary Fund: Fidelity® U.S. Treasury Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity U.S. Treasury Money Market Fund Class: Fidelity U.S. Treasury Money Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity U.S. Treasury Money Market Fund Class: Fidelity U.S. Treasury Money Market Fund
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.42%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity U.S. Treasury Money Market Fund Class: Fidelity U.S. Treasury Money Market Fund
1 year	43
3 years	135
5 years	235
10 years	530

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Treasury securities.
  Potentially entering into reverse repurchase agreements.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.31%	March 31, 2001
Lowest Quarter Return	0.00%	March 31, 2010
Year-to-Date Return	0.00%	March 31, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity U.S. Treasury Money Market Fund Class: Fidelity U.S. Treasury Money Market Fund	0.01%	2.05%	1.98%